Exhibit 99.1

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	September 2018
Distribution Date	10/15/18
Transaction Month	45
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 26, 2014
Closing Date:	January 21, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,300,588,453.92	71,733	3.22%	56.95
Original Adj. Pool Balance:		$1,260,113,012.83

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$238,000,000.00	18.299%	0.24000%		January 15, 2016
Class A-2 Notes	Fixed	$400,000,000.00	30.755%	0.68000%		October 16, 2017
Class A-3 Notes	Fixed	$400,000,000.00	30.755%	1.05000%		April 15, 2019
Class A-4 Notes	Fixed	$128,230,000.00	9.859%	1.37000%		July 15, 2020
Class B Notes	Fixed	$22,680,000.00	1.744%	1.78000%		July 15, 2020
Class C Notes	Fixed	$34,020,000.00	2.616%	1.98000%		July 15, 2020
Class D Notes	Fixed	$27,720,000.00	2.131%	2.73000%		June 15, 2021
Total Securities		$1,250,650,000.00	96.160%

Overcollateralization		$9,463,012.83	0.728%
YSOA		$40,475,441.09	3.112%
Total Original Pool Balance		$1,300,588,453.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$23,008,082.35	0.1794282	$11,673,941.98	0.0910391	$11,334,140.37
Class B Notes	$22,680,000.00	1.0000000	$22,680,000.00	1.0000000	$-
Class C Notes	$34,020,000.00	1.0000000	$34,020,000.00	1.0000000	$-
Class D Notes	$27,720,000.00	1.0000000	$27,720,000.00	1.0000000	$-
Total Securities	$107,428,082.35	0.0858978	$96,093,941.98	0.0768352	$11,334,140.37

Weighted Avg. Coupon (WAC)	3.26%		3.28%
Weighted Avg. Remaining Maturity (WARM)	17.29		16.57
Pool Receivables Balance	$128,733,490.43		$117,106,819.99
Remaining Number of Receivables	26,830		25,760

Adjusted Pool Balance	$126,329,777.55		$114,995,637.18

III. COLLECTIONS

Principal:
Principal Collections	$11,391,562.88
Repurchased Contract Proceeds Related to Principal
Recoveries/Liquidation Proceeds	$173,885.41
Total Principal Collections	$11,565,448.29

Interest:
Interest Collections	$347,507.44
Late Fees & Other Charges	$36,255.03
Interest on Repurchase Principal	$-
Total Interest Collections	$383,762.47

Collection Account Interest	$16,498.19
Reserve Account Interest	$4,887.15
Servicer Advances	$-

Total Collections	$11,970,596.10

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	September 2018
Distribution Date	10/15/18
Transaction Month	45
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$11,970,596.10
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$11,970,596.10

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$107,277.91	$-	$107,277.91	$107,277.91
	Collection Account Interest					$16,498.19
	Late Fees & Other Charges					$36,255.03
Total due to Servicer						$160,031.13

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$-		$-
	Class A-4 Notes		$26,267.56		$26,267.56

	Total Class A interest:		$26,267.56		$26,267.56	$26,267.56

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$33,642.00		$33,642.00	$33,642.00

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$56,133.00		$56,133.00	$56,133.00

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$63,063.00		$63,063.00	$63,063.00

	Available Funds Remaining:					$11,631,459.41

9.	Regular Principal Distribution Amount:					$11,334,140.37

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$11,334,140.37
	Class A Notes Total:		$11,334,140.37		$11,334,140.37
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$11,334,140.37		$11,334,140.37

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					297,319.04

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,403,712.88
Beginning Period Amount	$2,403,712.88
Current Period Amortization	$292,530.07
Ending Period Required Amount	$2,111,182.81
Ending Period Amount	$2,111,182.81
Next Distribution Date Required Amount	$1,841,674.80

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	September 2018
Distribution Date	10/15/18
Transaction Month	45
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,150,282.53
Beginning Period Amount	$3,150,282.53
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,150,282.53
Ending Period Amount	$3,150,282.53

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$18,901,695.19	$18,901,695.19	$18,901,695.19
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	14.96%	16.44%	16.44%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.27%	25,314	96.95%	$113,531,112.58
30 - 60 Days	1.27%	327	2.17%	$2,546,749.63
61 - 90 Days	0.39%	100	0.71%	$834,432.17
91-120 Days	0.07%	19	0.17%	$194,525.61
121 + Days	0.00%	0	0.00%	$-
Total		25,760		$117,106,819.99

Delinquent Receivables 30+ Days Past Due
Current Period	1.73%	446	3.05%	$3,575,707.41
1st Preceding Collection Period	1.69%	453	2.86%	$3,676,208.73
2nd Preceding Collection Period	1.61%	452	2.73%	$3,853,539.46
3rd Preceding Collection Period	1.41%	413	2.32%	$3,576,199.88
Four-Month Average	1.61%		2.74%

Repossession in Current Period		18		$128,827.89
Repossession Inventory		61		$93,949.73

Current Charge-Offs
Gross Principal of Charge-Offs				$235,107.56
Recoveries				$(173,885.41)
Net Loss				$61,222.15

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.57%

Average Pool Balance for Current Period				$122,920,155.21

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.60%
1st Preceding Collection Period				-0.62%
2nd Preceding Collection Period				0.37%
3rd Preceding Collection Period				-0.03%
Four-Month Average				0.08%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		27	2,615	$35,434,679.08
Recoveries		23	2,412	$(20,501,716.87)
Net Loss				$14,932,962.21
Cumulative Net Loss as a % of Initial Pool Balance				1.15%

Net Loss for Receivables that have experienced a Net Loss *		18	1,961	$15,046,698.73
Average Net Loss for Receivables that have experienced a Net Loss				$7,672.97

Principal Balance of Extensions				$617,970.61
Number of Extensions				78

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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